Prospectus [Line Items]
Supplement [Text Block]

THE ADVISORS' INNER CIRCLE FUND II (THE "TRUST")

CHAMPLAIN FOCUSED LARGE CAP VALUE FUND

CHAMPLAIN MID CAP FUND

CHAMPLAIN SMALL COMPANY FUND

(EACH, A "FUND" AND TOGETHER, THE "FUNDS")

SUPPLEMENT, DATED AUGUST 30, 2016,

TO THE

SUMMARY PROSPECTUSES, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI"), EACH DATED NOVEMBER 28, 2015

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SUMMARY PROSPECTUSES, PROSPECTUS AND SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE SUMMARY PROSPECTUSES, PROSPECTUS AND SAI.

Effective September 1, 2016, the Summary Prospectuses, Prospectus and SAI are hereby amended and supplemented as follows:

Supplement Closing [Text Block]	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE. CSC-SK-010-0100
Champlain Focused Large Cap Value Fund
Prospectus [Line Items]
Operating Expenses Caption [Text]	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	Champlain Focused Large Cap Value Fund Advisor Shares
Management Fees	0.60%	[1]
Distribution (12b-1) Fees	0.25%
Other Expenses	1.08%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.94%
Less Fee Reductions and/or Expense Reimbursements	(0.93%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	1.01%
[1]	Management Fees have been restated to reflect current fees.
[2]	Champlain Investment Partners, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and non-routine expenses (collectively, "excluded expenses")) from exceeding 1.00% of the Fund's average daily net assets until November 30, 2017. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2017.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example	1 Year	3 Years	5 Years	10 Years
Champlain Focused Large Cap Value Fund | Advisor Shares | USD ($)	103	495	938	2,169